Settlement Expenses - Additional Information (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 13, 2026 case	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2025 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Contingencies
Contingent liabilities				¥ 505,496		¥ 476,107	$ 72,285	¥ 530,400	$ 81,300
Number of investors accepted the settlement | item				1	1	7
Reversal of settlement expenses				¥ 956	$ 137	¥ 12,454
Camsing Incident
Contingencies
Number of investors affected | item			818	818	818
Amount of investment repayment default | ¥			¥ 3,400,000
Number of investors accepted the settlement | item				603	603
Percentage of investors accepted the settlement plan				73.70%	73.70%
Investors certain Portion of amount in outstanding investments | ¥				¥ 2,600,000
Percentage of outstanding fund agreed for settlement				76.50%	76.50%
Investor's outstanding investments | ¥				¥ 3,400,000
Camsing Incident | Subsequent Event
Contingencies
Independent cases | case	4
Class A ordinary shares
Contingencies
Number of shares authorized to issue annually, share based settlement plan, percent		1.60%
Shares authorized to issue annually, share based settlement plan, period		10 years